Stock-Based Compensation - Schedule of Stock Option Activity (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 01, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2020
Schedule of Stock Option Activity [Abstract]
Number of Shares, Granted			4,329,617
weighted average exercise price, Granted			$ 1.3
Aggregate Intrinsic Value, Granted
Number of Shares, Forfeitures/adjustments
weighted average exercise price, Forfeitures/adjustments
Aggregate Intrinsic Value, Forfeitures/adjustments
Number of Shares, Expired
weighted average exercise price, Expired
Aggregate Intrinsic Value, Expired
Number of Shares, Ending balance	4,329,617	4,329,617	4,329,617
weighted average exercise price, Ending balance	$ 1.3	$ 1.3	$ 1.3
Weighted Average Remaining Contractual Term, Ending balance	9 years 8 months 19 days	9 years 5 months 23 days	9 years 8 months 19 days
Aggregate Intrinsic Value, Ending balance		$ 11,689,966	$ 11,689,966
Number of Shares Exercisable		360,801	90,200
weighted average exercise price, Exercisable		$ 1.3	$ 1.3
Weighted Average Remaining Contractual Term, Exercisable		9 years 5 months 23 days	9 years 8 months 19 days	10 years
Aggregate Intrinsic Value, Exercisable		$ 974,164	$ 243,541